41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	R$ 1,606,713	R$ 1,664,773	R$ 1,512,064
Companhia Paranaense de Energia - Copel [Member] | Regulatory [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	17,357	16,176
Companhia Paranaense de Energia - Copel [Member] | Labor [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	1,957	588
Companhia Paranaense de Energia - Copel [Member] | Tax Claim [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	150,529	132,643
Companhia Paranaense de Energia - Copel [Member] | Civil [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Reserve for risks	R$ 135,028	R$ 142,773